Receivables from Customers, Net	12 Months Ended
Mar. 31, 2025
Receivables from Customers, Net [Abstract]
Receivables from Customers, Net

4. Receivables from Customers, Net

As of March 31, 2025 and 2024, receivables from customers, net, consisted of the following balances:

	As of March 31,
	2025	2024
Third parties
Receivables related to securities brokerage services
Unsettled trades on trade-date basis	$59,407	$26,603
Overdue balances on settlement dates(1)	344,052	54,931
Receivables related to advisory fees	110,260	99,031
Receivables related to due diligence services	29,885	-
Receivables related to introducing and referral services	176,593	30,790
Receivables related to investment management services	8,884	-
Receivables related to underwriting and placement services	-	43,318
	729,081	254,673
Less: allowance for expected credit losses	(105,104)	(6,610)
Total receivables from customers, net	$623,977	$248,063

Related party
Receivables related to securities brokerage services
Overdue balances on settlement dates(1)	$1,183	$3,740
Less: allowance for expected credit losses	(11)	(31)
Total receivables from customers-related party, net	$1,172	$3,709

(1)	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of March 31, 2025 and 2024, the Group maintained a weighted average Loan-To-Value ratio of 12.98% and 0.23% against these balances, respectively.

Subsequent to the year ended March 31, 2025, receivables from customers amounted to $607,822 have been settled.

The movement of allowance for expected credit losses is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$6,641	$-
Provision for expected credit losses	98,249	6,641
Foreign exchange difference	225	-
Balance at end of the year	$105,115	$6,641

The Group adopted ASU 2016-13 from April 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to nil recognized as of April 1, 2023.